united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Fair Value

	COMMON STOCK - 88.3%
	AUTO MANUFACTURERS - 0.7%
30,000	Tesla Motors, Inc. *	$ 10,233,000

	AUTO PARTS & EQUIPMENT - 8.1%
158,000	Delphi Automotive PLC	15,547,200
184,000	Lear Corp.	31,846,720
587,000	Magna International, Inc.	31,334,060
255,600	WABCO Holdings, Inc. *	37,828,800
		116,556,780
	BIOTECHNOLOGY - 14.5%
525,000	Acceleron Pharma, Inc. *	19,593,000
307,000	Bluebird Bio, Inc. *	42,166,450
199,000	Celgene Corp. *	29,018,180
496,000	Five Prime Therapeutics, Inc. *	20,291,360
181,000	Loxo Oncology, Inc. *	16,673,720
78,000	Sage Therapeutics, Inc. *	4,859,400
405,000	Seattle Genetics, Inc. *	22,036,050
174,000	Spark Therapeutics, Inc. *	15,513,840
676,400	Stemline Therapeutics, Inc. *	7,508,040
1,203,500	Veracyte, Inc. *	10,554,695
125,000	Vertex Pharmaceuticals, Inc. *	19,005,000
156,000	WaVe Life Sciences, Ltd. *	3,393,000
		210,612,735
	BUILDING MATERIALS - 2.0%
225,000	Masonite International Corp. *	15,570,000
110,000	Vulcan Materials Co.	13,156,000
		28,726,000
	COMMERCIAL SERVICES - 5.4%
577,000	KAR Auction Services, Inc.	27,545,980
704,100	Macquarie Infrastructure Corp.	50,821,938
		78,367,918
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
242,000	Ellie Mae, Inc.	19,875,460

	ELECTRIC - 2.5%
1,418,600	8Point3 Energy Partners LP #	21,321,558
736,000	Atlantica Yield plc	14,499,200
		35,820,758
	ELECTRONICS - 1.6%
295,000	Arrow Electronics, Inc. *	23,720,950

	ENERGY-ALTERNATE SOURCES - 3.4%
735,000	NextEra Energy Partners LP	29,613,150
835,000	Pattern Energy Group, Inc.	20,123,500
		49,736,650
	ENVIRONMENTAL CONTROL - 2.0%
420,000	Waste Connections, Inc.	29,383,200

	FOOD - 2.4%
3,887,000	SunOpta, Inc. *	33,816,900

	HAND/MACHINE TOOLS - 1.7%
160,000	Snap-on, Inc.	23,841,600

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Fair Value

	INTERNET - 6.6%
69,372	Palo Alto Networks, Inc. *	$ 9,996,505
158,000	Proofpoint, Inc. *	13,780,760
544,000	Trade Desk, Inc. *	33,461,440
565,000	Wayfair, Inc. *	38,081,000
		95,319,705
	IRON/STEEL - 2.1%
871,000	Steel Dynamics, Inc.	30,023,370

	PHARMACEUTICALS - 9.8%
428,000	AbbVie, Inc.	38,032,080
221,100	ACADIA Pharmaceuticals, Inc. *	8,328,837
139,000	Agios Pharmaceuticals, Inc. *	9,278,250
681,000	Aimmune Therapeutics, Inc. *	16,881,990
869,000	Ascendis Pharma A/S *	31,501,250
244,529	Avexis, Inc. *	23,653,290
1,344,377	Collegium Pharmaceutical, Inc. *	14,102,514
921,151	ESSA Pharma, Inc. *^#+	236,576
1,458,333	ESSA Pharma, Inc. *^#+	374,538
		142,389,325
	RETAIL - 3.1%
565,000	Lowe's Cos., Inc.	45,166,100

	SEMICONDUCTORS - 9.3%
172,000	ASML Holding NV	29,446,400
370,000	Cirrus Logic, Inc. *	19,728,400
555,000	Inphi Corp. *	22,027,950
826,000	Integrated Device Technology, Inc. *	21,955,080
227,000	Lam Research Corp.	42,004,080
		135,161,910
	SOFTWARE - 7.6%
342,000	CyberArk Software, Ltd. *	14,022,000
576,000	Five9, Inc. *	13,766,400
208,000	HubSpot, Inc. *	17,482,400
842,000	Instructure, Inc. *	27,912,300
18,382	Paycom Software, Inc. *	1,377,915
331,000	Splunk, Inc. *	21,988,330
457,000	Twilio, Inc. *	13,641,450
		110,190,795
	TRANSPORTATION - 4.1%
884,000	XPO Logistics, Inc. *	59,917,520

	TOTAL COMMON STOCK (Cost $917,309,499)	1,278,860,676

	PREFERRED STOCK - 0.2%
	PHARMACEUTICALS - 0.2%
3,062,500	Entasis Therapeutics Class B *#+!	1,716,531
2,280,614	Entasis Therapeutics Class B1 *#+!	1,278,284
	TOTAL PREFERRED STOCK (Cost $4,408,117)	2,994,815

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.6%
300,000	Crown Castle International Corp.	29,994,000
80,000	Extra Space Storage, Inc.	6,393,600
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,474,950
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $40,777,904)	51,862,550

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares		Fair Value

SHORT-TERM INVESTMENTS - 7.8%
113,660,536	Fidelity Investments Money Market Fund - Institutional Class, 0.95% ** (Cost $113,660,536)	$ 113,660,536

	TOTAL INVESTMENTS - 99.9% (Cost $1,076,156,056)(a)	$ 1,447,378,577
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	825,574
	TOTAL NET ASSETS - 100.0%	$ 1,448,204,151

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2017.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
# Affilliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
+ Fair valued security. As of September 30, 2017 fair valued securities had a market value of $3,605,929 and represented 0.3% of Total Net Assets.
! Private investment.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,067,653,350 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 407,871,660
	Unrealized depreciation	(28,146,433)
	Net unrealized appreciation	$ 379,725,227

Eventide Global Dividend Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Fair Value

ASSETS IN EXCESS OF LIABILITIES - 100.0%	$ 103,000
TOTAL NET ASSETS - 100.0%	$ 103,000

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Fair Value

	COMMON STOCK - 93.2%
	BIOTECHNOLOGY - 44.0%
128,900	Acceleron Pharma, Inc. *	$ 4,810,548
850,000	Achillion Pharmaceuticals, Inc. *	3,816,500
90,000	Alnylam Pharmaceuticals, Inc. *	10,574,100
225,000	Audentes Therapeutics, Inc. *	6,302,250
290,000	BioCryst Pharmaceuticals, Inc. *	1,519,600
53,240	Biohaven Pharmaceutical Holding Co. Ltd. *	1,990,111
75,000	BioMarin Pharmaceutical, Inc. *	6,980,250
105,000	Bluebird Bio, Inc. *	14,421,750
236,000	Blueprint Medicines Corp. *	16,442,120
75,300	Celgene Corp. *	10,980,246
124,000	Dermira, Inc. *	3,348,000
275,000	Epizyme, Inc. *	5,238,750
100,000	Exact Sciences Corp. *	4,712,000
105,000	Five Prime Therapeutics, Inc. *	4,295,550
40,000	Incyte Corp. *	4,669,600
104,000	Loxo Oncology, Inc. *	9,580,480
147,000	MacroGenics, Inc. *	2,716,560
120,000	Prothena Corp. PLC *	7,772,400
68,200	PTC Therapeutics, Inc. *	1,364,682
20,000	Puma Biotechnology, Inc. *	2,395,000
7,500	Regeneron Pharmaceuticals, Inc. *	3,353,400
81,000	Sage Therapeutics, Inc. *	5,046,300
120,000	Seattle Genetics, Inc. *	6,529,200
150,000	Spark Therapeutics, Inc. *	13,374,000
410,000	Stemline Therapeutics, Inc. *	4,551,000
13,099	Sunesis Pharmaceuticals, Inc. *	25,412
225,000	Syndax Pharmaceuticals, Inc. *	2,632,500
87,400	Ultragenyx Pharmaceutical, Inc. *	4,654,924
930,000	Veracyte, Inc. *	8,156,100
55,000	Vertex Pharmaceuticals, Inc. *	8,362,200
277,500	WaVe Life Sciences, Ltd. *	6,035,625
		186,651,158
	HEALTHCARE-PRODUCTS - 2.6%
180,000	AtriCure, Inc. *	4,026,600
75,000	Natus Medical, Inc. *	2,812,500
110,000	Repligen Corp. *	4,215,200
		11,054,300
	PHARMACEUTICALS - 43.7%
110,000	AbbVie, Inc.	9,774,600
113,600	ACADIA Pharmaceuticals, Inc. *	4,279,312
140,000	Aclaris Therapeutics, Inc. *	3,613,400
75,000	Agios Pharmaceuticals, Inc. *	5,006,250
349,000	Aimmune Therapeutics, Inc.	8,651,710
420,000	Akcea Therapeutics, Inc.	11,621,400
175,000	Aquinox Pharmaceuticals, Inc. *	2,483,250
335,540	Ascendis Pharma A/S *	12,163,325
95,000	Avexis, Inc. *	9,189,350
264,000	Cidara Therapeutics, Inc. *	2,138,400
60,000	Clementia Pharmaceuticals, Inc. *	1,013,400
145,000	Coherus Biosciences, Inc. *	1,935,750
863,235	Colegium Pharmaceutical, Inc. *	9,055,335
170,000	DBV Technologies SA *	7,214,800
377,000	Dicerna Pharmaceuticals, Inc. *	2,167,750
131,593	ESSA Pharma, Inc. *^+	33,797
208,333	ESSA Pharma, Inc. *^+	53,505
52,000	Galapagos NV *	5,291,000
190,000	Global Blood Therapeutics, Inc. *	5,899,500
63,500	GW Pharmaceuticals PLC *	6,444,615

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares		Fair Value

	PHARMACEUTICALS (Cont.) - 43.7%
344,000	Ignyta, Inc. *	$ 4,248,400
192,000	Ironwood Pharmaceuticals, Inc. *	3,027,840
60,000	Kala Pharmaceuticals, Inc. *	1,370,400
396,000	KalVista Pharmaceuticals, Inc. *	2,637,360
73,000	MyoKardia, Inc. *	3,128,050
550,000	Myovant Sciences Ltd. *	8,508,500
125,000	Neurocrine Biosciences, Inc. *	7,660,000
125,000	Protagonist Therapeutics, Inc. *	2,208,750
100,000	Ra Pharmaceuticals, Inc. *	1,460,000
161,000	Sarepta Therapeutics, Inc. *	7,302,960
130,000	Supernus Pharmaceuticals, Inc. *	5,200,000
150,000	Syros Pharmaceuticals, Inc. *	2,208,000
26,000	TESARO, Inc. *	3,356,600
463,700	Tetraphase Pharmaceutical *	3,171,708
900,000	Tracon Pharmaceuticals, Inc. *#	2,835,000
561,425	Voyager Therapeutics, Inc. *	11,559,741
313,000	Xencor, Inc. *	7,173,960
		185,087,718
	SOFTWARE - 2.9%
37,000	athenahealth, Inc. *	4,601,320
108,200	Cerner Corp. *	7,716,824
		12,318,144
	TOTAL COMMON STOCK (Cost $293,486,841)	395,111,320

	PREFERRED STOCK - 0.1%
	PHARMACEUTICALS - 0.1%
437,500	Entasis Therapeutics Class B *+!	245,219
325,802	Entasis Therapeutics Class B1 *+!	182,612
	TOTAL PREFERRED STOCK (Cost $629,778)	427,831

	SHORT-TERM INVESTMENTS - 5.4%
23,087,460	Fidelity Investments Money Market Fund - Institutional Class, 0.95% ** (Cost $23,087,460)	23,087,460

	TOTAL INVESTMENTS - 98.7% (Cost $317,204,079)(a)	$ 418,626,611
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	5,204,688
	TOTAL NET ASSETS - 100.0%	$ 423,831,299

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2017.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of September 30, 2017 fair valued securities had a market value of $427,931 and represented 0.1% of Total Net Assets.
# Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
! Private investment.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $318,040,560 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 122,101,339
	Unrealized depreciation	(21,515,288)
	Net unrealized appreciation	$ 100,586,051

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Fair Value

	COMMON STOCK - 39.8%
	AGRICULTURE - 1.0%
13,500	Bunge Ltd. ^+	$ 937,710

	AUTO MANUFACTURERS - 2.4%
52,000	Honda Motor Co., Ltd.	1,537,120
15,000	New Flyer Industries, Inc.	618,990
		2,156,110
	AUTO PARTS & EQUIPMENT - 2.8%
48,000	Cie Generale des Etablissement Michelin - ADR	1,401,696
21,500	Magna International, Inc. ^	1,147,670
		2,549,366
	BANKS - 3.3%
52,500	First Hawaiian, Inc.	1,590,225
42,000	Nordea Bank - ADR	570,780
32,500	Westpac Banking Corp. - ADR	819,650
		2,980,655
	BUILDING MATERIALS - 2.0%
46,000	Johnson Controls International plc ^+	1,853,340

	COMMERCIAL SERVICES - 3.9%
100,000	Atlantia SpA - ADR	1,577,000
27,000	Macquarie Infrastructure Corp.	1,948,860
		3,525,860
	ELECTRIC - 7.7%
72,000	Atlantica Yield plc	1,418,400
35,000	Energias de Portugal SA	1,323,000
60,000	Renovaveis SA	510,000
45,000	Hydro One Limited #	818,972
71,000	NRG Yield, Inc.	1,370,300
47,500	Red Electrica Corp. - ADR	494,950
58,000	SSE PLC - ADR	1,100,840
		7,036,462
	ELECTRICAL COMPONENETS & EQUIPMENT - 2.2%
2,000	Acuity Brands, Inc. ^	342,560
95,000	Schneider Electric - ADR	1,652,050
		1,994,610
	ENERGY-ALTERNATE SOURCES - 3.2%
60,000	Pattern Energy Group, Inc. ^	1,446,000
160,000	Terraform Global, Inc. *	760,000
52,500	Terraform Power, Inc. *	694,050
		2,900,050
	ENGINEERING & CONSTRUCTION - 1.3%
49,800	Vinci SA - ADR	1,181,754

	HAND/MACHINE TOOLS - 0.6%
3,500	Snap-on, Inc. ^+	521,535

	INSURANCE - 1.4%
62,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	1,336,250

	MACHINERY - CONSTRUCTION & MINING - 2.2%
80,000	ABB, Ltd. - ADR	1,980,000

	MISCELLANEOUS MANUFACTURING - 0.9%
10,500	Eaton Corp. PLC	806,295

	PHARMACEUTICALS - 1.6%
16,500	AbbVie, Inc. ^	1,466,190

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares		Fair Value

	RETAIL - 1.2%
135,000	Kingfisher PLC - ADR	$ 1,098,900

	SEMICONDUCTORS - 1.4%
35,000	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	1,314,250

	TELECOMMUNICATIONS - 0.6%
105,000	Telefonaktiebolaget LM Ericsson - ADR	603,750

	TRANSPORTATION - 0.1%
1,000	Norfolk Southern Corp. ^	132,240

	TOTAL COMMON STOCK (Cost $32,690,577)	36,375,327

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.4%
79,000	Brandywine Realty Trust	1,381,710
7,000	Crown Castle International Corp. ^+	699,860
2,000	Extra Space Storage, Inc. +	159,840
70,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,705,900
55,000	Lexington Realty Trust	562,100
12,000	Liberty Property Trust	492,720
7,000	Ventas, Inc.	455,910
5,500	Welltower, Inc. ^+	386,540
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $5,100,525)	5,844,580

	MUTUAL FUNDS - 1.2%
	DEBT FUNDS - 1.2%
120,000	Stone Ridge Reinsurance Risk Premium Interval Fund	1,082,398
	TOTAL MUTUAL FUNDS (Cost $1,220,590)	1,082,398

	PREFERRED STOCK - 7.2%
	DEBT FUNDS - 1.7%
15,000	Bunge, Ltd., 4.88%, Perpetual	1,560,215

	BANKS - 1.0%
34,000	First Republic Bank, 7.00%, Perpetual	904,740

	PRIVATE EQUITY - 1.7%
62,000	Hercules Capital, Inc., 6.25%, 7/30/2024	1,576,040

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.8%
21,000	Annaly Capital Management, Inc., 6.95%, Perpetual, Quarterly US LIBOR +4.9930%	540,330
600	Crown Castle International Corp. , 6.88%, Perpetual	640,800
38,500	Digital Realty Trust, Inc., 7.38%, Perpetual	1,044,120
11,461	Public Storage, 6.38%, Perpetual	308,874
		2,534,124
	TOTAL PREFERRED STOCK (Cost $6,485,620)	6,575,119

	LIMITED PARTNERSHIPS - 8.6%
	ELECTRIC - 2.5%
40,000	8Point3 Energy Partners LP	601,200
50,000	Brookfield Renewable Partners LP	1,676,000
		2,277,200
	ENERGY - ALTERNATIVE SOURCES - 2.5%
57,000	NextEra Energy Partners LP ^+	2,296,530

	GAS - 1.2%
24,500	AmeriGas Partners LP	1,101,030

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Fair Value

	PIPELINES - 2.4%
50,000	Spectra Energy Partners LP ^	$ 2,219,000

	TOTAL LIMITED PARTNERSHIPS (Cost $7,148,855)	7,893,760

Par Value
	BONDS - 18.5%
	ADVERTISING - 0.1%
$ 50,000	Lamar Media Corp., 5.00%, 5/1/2023	52,062
65,000	Lamar Media Corp., 5.88%, 2/1/2022	67,112
		119,174
	AGRICULTURE - 0.1%
100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	103,005

	AUTO MANUFACTURERS - 0.5%
500,000	Tesla Motors, Inc., 5.30%, 8/15/2025 #	488,125

	AUTO PARTS & EQUIPMENT - 0.7%
400,000	Lear Corp., 5.25%, 1/15/2025	427,797
175,000	Lear Corp., 5.38%, 3/15/2024	186,512
		614,309
	BANKS - 1.7%
250,000	Bank of America Corp., 1.95%, 5/12/2018	250,395
170,000	BB&T Corp., 2.63%, 6/29/2020	172,837
125,000	CIT Group, Inc., 5.00%, 8/15/2022	135,587
225,000	Citizens Financial Group, Inc., 2.38%, 7/28/2021	223,778
165,000	First Horizon National Corp., 3.50%, 12/15/2020	170,008
250,000	Morgan Stanley, 2.20%, 12/7/2018	251,089
50,000	Synovus Financial Corp., 7.88%, 2/15/2019	53,813
250,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	249,123
		1,506,630
	BIOTECHNOLOGY - 0.4%
400,000	Acorda Therapeutics, Inc., 1.75%, 6/15/2021	363,000

	BUILDING MATERIALS - 0.2%
126,000	Masco Corp., 5.95%, 3/15/2022	142,041

	COMMERCIAL SERVICES - 1.1%
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	997,822

	COMPUTERS - 1.0%
275,000	Apple, Inc., 2.85%, 2/23/2023	281,795
520,000	Western Digital Corp., 10.50%, 4/1/2024	612,300
		894,095
	DISTIBUTION/WHOLESALE - 0.2%
150,000	LKQ Corp., 4.75%, 5/15/2023	155,642

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
1,250,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,296,875
225,000	Intercontinental Exchange, Inc., 3.75%, 12/1/2025	231,850
175,000	Lazard Group LLC, 4.25%, 11/14/2020	185,013
225,000	TD Ameritrade Holding Corp., 2.95%, 4/1/2022	229,767
		1,943,505
	ELECTRIC - 0.9%
225,000	Georgia Power Co., 3.25%, 4/1/2026	226,224
225,000	MidAmerican Energy Co., 3.10%, 5/1/2027	225,982
100,000	NRG Yield, Inc., 3.50%, 2/1/2019 #	102,125
250,000	NRG Yield Operating LLC, 5.00%, 9/15/2026	261,250
		815,581

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Par Value		Fair Value

	ELECTRONICS - 0.1%
$ 110,000	Allegion PLC, 5.88%, 9/15/2023	$ 119,347

	ENERGY - ALTERNATIVE SOURCES - 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	104,375

	ENVIRONMENTAL CONTROL - 0.4%
350,000	Convanta Holding Corp., 6.38%, 10/01/2022	360,500

	HOME BUILDERS - 0.1%
125,000	Lennar Corp., 6.95%, 6/1/2018	129,063

	HOUSEHOLD PRODUCTS/WARES - 0.2%
150,000	Spectrum Brands, Inc., 6.63%, 11/15/2022	160,500

	INSURANCE - 0.7%
250,000	Aflac, Inc., 3.25%, 3/17/2025	254,461
150,000	Primerica, Inc., 4.75%, 7/15/2022	162,343
200,000	UNUM Group, 4.00%, 3/15/2024	209,014
		625,818
	IRON/STEEL - 0.3%
250,000	Steel Dynamics, Inc. 5.25%, 4/15/2023	261,250

	MACHINERY- DIVERSIFIED - 0.2%
100,000	Roper Technologies, Inc., 3.80%, 12/15/2026	103,131
100,000	Roper Technologies, Inc., 6.25%, 9/01/2019	107,898
		211,029
	MISCELLANEOUS MANUFACTURING - 0.2%
200,000	Eaton Corp., 4.00%, 11/2/2032	207,639

	MULTI - NATIONAL - 0.3%
250,000	European Investment Bank, 2.50%, 10/15/2024	253,779

	PACKAGING & CONTAINERS - 0.6%
125,000	Berry Plastics Corp., 5.13%, 7/15/2023	131,094
125,000	Graphic Packaging International, Inc., 4.75%, 4/15/2021	132,850
125,000	Sealed Air Corp., 5.13%, 12/01/2024 #	135,156
100,000	WestRock RKT Co., 4.90%, 3/1/2022	108,895
		507,995
	PIPELINES - 0.2%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020 #	102,418
100,000	Spectra Energy Capital, LLC., 5.63%, 3/1/2020	106,769
		209,187
	PRIVATE EQUITY - 0.2%
200,000	Hercules Capital, Inc., 4.38%, 2/1/2022 #	203,625

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.0%
165,000	Boston Properties LP, 5.63%, 11/15/2020	180,789
350,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	355,768
250,000	Brandywine Operating Partnership LP, 4.10%, 10/1/2024	251,440
250,000	Crown Castle International Corp., 3.65%, 9/1/2027	250,380
300,000	Crown Castle International Corp., 5.25%, 1/15/2023	332,488
200,000	Digital Realty Trust LP, 2.75%, 2/1/2023	199,362
250,000	Digital Realty Trust LP, 5.25%, 3/15/2021	271,707
75,000	HCP, Inc., 2.63%, 2/1/2020	75,640
100,000	HCP, Inc., 4.00%, 12/1/2022	105,418
250,000	HCP, Inc., 4.00%, 6/1/2025	258,285
185,000	Healthcare Realty Trust, Inc., 5.75%, 1/15/2021	203,068
100,000	Healthcare Trust of America, 2.95%, 7/1/2022	100,771
130,000	Highwoods Realty LP, 3.20%, 6/15/2021	131,858
100,000	Kimco Realty Corp., 6.88%, 10/1/2019	108,968
320,000	Lexington Realty Trust, 4.40%, 6/15/2024	322,638

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Par Value		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.0% (Cont.)
$ 200,000	Mid-America Apartments LP, 3.60%, 6/01/2027	$ 201,232
245,000	Public Storage, 2.37%, 9/15/2022	244,502
215,000	Simon Property Group LP, 3.75%, 2/1/2024	224,965
165,000	Tanger Properties, 3.88%, 7/15/2027	163,978
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022	258,372
215,000	Welltower, Inc., 4.50%, 1/15/2024	231,150
50,000	WP Carey, Inc., 4.60%, 4/1/2024	52,459
		4,525,238
	RETAIL - 0.3%
160,000	AutoZone, Inc., 4.00%, 11/15/2020	167,718
110,000	Penske Auto Group, Inc., 5.75%, 10/01/2022	113,655
		281,373
	TELLECOMMUNICATIONS - 0.3%
300,000	Ericsson LM, 4.13%, 5/15/2022	298,210

	TRANSPORTATION - 0.3%
250,000	XPO Logistics, Inc., 6.50%, 6/15/2022 #	263,438

	TOTAL BONDS (Cost $16,667,075)	16,865,295

	MUNICIPAL BONDS - 3.6%
	CALIFORNIA - 1.1%
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	203,794
100,000	City of Napa CA Solid Waste Revenue, 2.45%, 8/1/2025	94,955
675,000	San Francisco City & County Redevelopment Agency, 3.53%, 8/1/2025	693,772
		992,521
	CONNECTICUT - 0.4%
400,000	State of Connecticut, 2.70%, 9/01/2022	396,780

	HAWAII - 0.2%
150,000	City & County of Honolulu HI, 2.52%, 10/1/2026	146,028

	ILLINOIS - 0.6%
500,000	Kane Cook & DuPage etc Counties Community College, 5.63%, 12/15/2031	541,395

	MASSACHUSETTS - 0.0%
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	30,136

	MICHIGAN - 0.2%
25,000	County of Ottawa MI, 7.00%, 5/1/2027	27,067
95,000	Detroit City School District, 6.25%, 5/1/2018	97,184
20,000	Fraser Public School District, 5.45%, 5/1/2020	21,066
		145,317
	NEW JERSEY - 0.4%
315,000	Mainland Regional High School District, 5.38%, 10/15/2025	331,993

	NEW YORK - 0.0%
25,000	City of Auburn NY, 2.63%, 3/1/2020	25,057

	PENNSYLVANIA - 0.5%
400,000	Commonwealth of Pennsylvania, 5.35%, 5/1/2030	427,666

	TEXAS - 0.2%
235,000	Dallas County Schools, 3.45%, 12/01/2022	216,644

	TOTAL MUNICIPAL BONDS (Cost $3,283,493)	3,253,537

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Par Value		Fair Value

	ASSET BACKED SECURITIES - 5.5%
$ 75,000	CarMax Auto Owner Trust 2013-4, 1.95%, 9/16/2019	$ 75,096
147,195	FGLMC Collateral, 3.00%, 8/1/2043	148,437
247,130	FGLMC Collateral, 3.50%, 10/1/2026	258,437
133,594	FGLMC Collateral, 3.50% 10/1/2043	138,506
122,729	FGLMC Collateral, 3.50% 1/1/2044	127,240
324,826	FGLMC Collateral, 3.50% 11/1/2044	335,611
179,868	FGLMC Collateral, 3.50% 9/1/2046	185,714
170,147	FGLMC Collateral, 4.00%, 11/1/2044	179,286
214,469	FGLMC Collateral, 4.00%, 1/1/2045	225,988
241,640	FGLMC Collateral, 4.00%, 2/1/2045	254,619
348,730	FGLMC Collateral, 4.00%, 11/1/2045	367,461
121,530	FGLMC Collateral, 4.50%, 1/1/2040	132,121
280,447	FNMA Collateral, 3.00%, 1/1/2026	289,024
112,267	FNMA Collateral, 3.00%, 12/1/2026	115,705
156,377	FNMA Collateral, 3.00%, 2/1/2031	160,827
160,015	FNMA Collateral, 3.00%, 12/1/2042	161,467
154,549	FNMA Collateral, 3.00%, 7/1/2043	155,943
141,958	FNMA Collateral, 3.50%, 3/1/2045	146,495
163,636	FNMA Collateral, 3.50%, 1/1/2046	168,866
130,862	FNMA Collateral, 4.50%, 7/1/2040	141,657
194,816	FNMA Collateral, 4.50%, 9/1/2040	210,937
156,399	FNMA Collateral, 4.50%, 6/1/2044	169,340
158,660	GNMA2 Collateral, 3.00%, 1/20/2046	161,101
138,817	GNMA2 Collateral, 3.50%, 11/20/2045	144,578
133,898	GNMA2 Collateral, 4.00%, 3/20/2045	142,065
57,457	GNMA2 Collateral, 4.00%, 8/20/2045	60,859
176,690	GNMA2 Collateral, 4.00%, 9/20/2045	187,152
243,510	Option One Mortgage Loan Trust, 1.92%, 11/25/2034, Monthly US LIBOR +0.6800%	234,232
	TOTAL ASSET BACKED SECURITIES (Cost $5,126,948)	5,078,764

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
100,000	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	101,158
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $101,750)	101,158

Shares

	SHORT-TERM INVESTMENTS - 9.2%
1,969,558	Federated Treasury Obligations Fund - Institutional Shares, 0.62% **^	1,969,558
6,489,486	Fidelity Investments Money Market Fund - Institutional Class, 0.95% **^	6,489,486
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,459,044)	8,459,044

	TOTAL INVESTMENTS - 100.1% (Cost $86,284,477)(a)	$ 91,528,982
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $10,653)(a)	(5,100)
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $41,827)(a)	(23,725)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(102,155)
	TOTAL NET ASSETS - 100.0%	$ 91,398,002

Contracts ~		Counterparty	Notional Value at September 30, 2017

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % *
20	Bunge Ltd.
	October 2017, Exercise Price $85.00	Interactive Brokers	170,000	$ 200
10	Crown Castle International Corp.
	January 2018, Exercise Price $100.00	Interactive Brokers	100,000	3,800
10	NextEra Energy Partners LP
	October 2017, Exercise Price $40.00	Interactive Brokers	40,000	1,100
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $10,653)			$ 5,100

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts ~		Counterparty	Notional Value at September 30, 2017	Fair Value

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0) % *
45	Extra Space Storage, Inc.
	December 2017, Exercise Price $70.00	Interactive Brokers	315,000	$ 3,150
15	Ingersoll-Rand PLC
	December 2017, Exercise Price $82.50	Interactive Brokers	123,750	1,650
50	Ingersoll-Rand PLC
	December 2017, Exercise Price $85.00	Interactive Brokers	425,000	8,750
40	Johnson Controls International plc
	November 2017, Exercise Price $40.00	Interactive Brokers	160,000	4,800
10	Snap-on, Inc.
	December 2017, Exercise Price $140.00	Interactive Brokers	140,000	2,725
20	Welltower, Inc.
	December 2017, Exercise Price $67.50	Interactive Brokers	135,000	2,650
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $41,827)			$ 23,725

ADR - American Depository Receipts
PLC - Public Limited Company
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2017.
# 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.31% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
^ All or a portion of the security is segregated as collateral for options written.
+ Subject to written options.
~ Each contract is equivalent to 100 shares of the underlying common stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including written options is $85,921,906 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 6,662,103
		Unrealized depreciation		(1,083,852)
		Net unrealized appreciation		$ 5,578,251

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

Eventide Gilead Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 1,278,249,562	$ 611,114	$ -	$ 1,278,860,676
Preferred Stock	-	-	2,994,815	2,994,815
Real Estate Investment Trust (REITs)	51,862,550	-	-	51,862,550
Short-Term Investments	113,660,536	-	-	113,660,536
Total	$ 1,443,772,648	$ 611,114	$ 2,994,815	$ 1,447,378,577

Eventide Healthcare & Life Sciences Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 395,024,018	$ 87,302	$ -	$ 395,111,320
Preferred Stock	-	-	427,831	427,831
Short-Term Investments	23,087,460	-	-	23,087,460
Total	$ 418,111,478	$ 87,302	$ 427,831	$ 418,626,611

Eventide Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 36,375,327	$ -	$ -	$ 36,375,327
Real Estate Investment Trust (REITs)	5,844,580	-	-	5,844,580
Mutual Funds	1,082,398	-	-	1,082,398
Preferred Stock	6,575,119	-	-	6,575,119
Limited Partnerships	7,893,760	-	-	7,893,760
Bonds	-	16,865,295	-	16,865,295
Municipal Bonds	-	3,253,537	-	3,253,537
Asset Backed Securities	-	5,078,764	-	5,078,764
Commercial Mortgage Backed Securities	-	101,158	-	101,158
Short-Term Investments	8,459,044	-	-	8,459,044
Total	$ 66,230,228	$ 25,298,754	$ -	$ 91,528,982

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 4,000	$ 1,100	$ -	$ 5,100
Put Options Written	$ 2,968	$ 20,757	$ -	$ 23,725
Total	$ 6,968	$ 21,857	$ -	$ 28,825

* There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

** For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund
	Preferred Stock	Total
Beginning Balance 6/30/2017	$ 2,909,375	$ 2,909,375
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(1,260,177)	(1,260,177)
Cost of Purchases	1,345,617	1,345,617
Proceeds from Sales	-	-
Net transfers in/out of level 3	-	-
Ending Balance 9/30/2017	$ 2,994,815	$ 2,994,815

Eventide Healthcare & Life Sciences Fund
	Preferred Stock	Total
Beginning Balance 6/30/2017	$ 415,625	$ 415,625
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(180,072)	(180,072)
Cost of Purchases	192,278	192,278
Proceeds from Sales	-	-
Net transfers in/out of level 3	-	-
Ending Balance 9/30/2017	$ 427,831	$ 427,831

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 securities are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Option Risk - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended September 30, 2017, the Multi-Asset Income Fund had realized gain of $47,307 from options contracts. The unrealized appreciation on written option contracts subject to equity price risk amounted to $23,655 and serves as an indicator of the volume of derivative activity for the Fund during the period.

The notional value of the option contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2017 is a reflection of the volume of derivative activity for the respective Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/22/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer /Treasurer

Date 11/22/2017